Intangible assets and goodwill - Summary of intangible and goodwill (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Opening balance		€ 843,632
Impairment loss on goodwill and intangible assets		(9,854)
Amortization		(191,766)	€ (172,831)
Ending balance		1,697,331	843,632
Brand Names
Intangible assets and goodwill
Opening balance		5,468
Impairment loss on goodwill and intangible assets		(311)
Amortization		(1,246)	(1,039)
Ending balance		3,893	5,468
Customer base
Intangible assets and goodwill
Opening balance		40,997
Impairment loss on goodwill and intangible assets		(1,142)
Amortization		(6,664)	(6,543)
Ending balance		32,716	40,997
Licences
Intangible assets and goodwill
Opening balance		374,221
Amortization	[1]	(161,279)	(144,065)
Ending balance		1,234,544	374,221
Technology
Intangible assets and goodwill
Opening balance		81,157
Impairment loss on goodwill and intangible assets		(1,908)
Amortization		(13,728)	(13,402)
Ending balance		73,169	81,157
Internally-developed software
Intangible assets and goodwill
Opening balance		37,800
Amortization		(8,849)	(7,782)
Ending balance		56,608	37,800
Goodwill
Intangible assets and goodwill
Opening balance		303,989
Impairment loss on goodwill and intangible assets		(6,493)
Ending balance		296,401	303,989
Accumulated depreciation, amortisation and impairment
Intangible assets and goodwill
Opening balance		(475,495)	(349,703)
Disposals		236,817	49,276
Translation adjustments		2,859	(2,237)
Ending balance		(437,439)	(475,495)
Accumulated depreciation, amortisation and impairment | Brand Names
Intangible assets and goodwill
Opening balance		(7,709)	(6,442)
Disposals		71
Translation adjustments		60	(228)
Ending balance		(9,135)	(7,709)
Accumulated depreciation, amortisation and impairment | Customer base
Intangible assets and goodwill
Opening balance		(34,973)	(28,206)
Disposals		776
Translation adjustments		144	(224)
Ending balance		(41,859)	(34,973)
Accumulated depreciation, amortisation and impairment | Licences
Intangible assets and goodwill
Opening balance		(367,405)	(265,136)
Disposals		227,800	42,186
Translation adjustments		569	(390)
Ending balance		(300,315)	(367,405)
Accumulated depreciation, amortisation and impairment | Technology
Intangible assets and goodwill
Opening balance		(26,444)	(18,821)
Disposals		3,000	5,800
Translation adjustments		864	(21)
Ending balance		(38,216)	(26,444)
Accumulated depreciation, amortisation and impairment | Internally-developed software
Intangible assets and goodwill
Opening balance		(27,139)	(20,257)
Disposals		5,170	1,290
Translation adjustments		901	(390)
Ending balance		(29,917)	(27,139)
Accumulated depreciation, amortisation and impairment | Goodwill
Intangible assets and goodwill
Opening balance		(11,825)	(10,841)
Translation adjustments		321	(984)
Ending balance		(17,997)	(11,825)
Cost
Intangible assets and goodwill
Opening balance		1,319,127	1,158,175
Additions		1,058,082	119,991
Additions through acquisitions (note 3)		6,954	77,468
Disposals		(235,037)	(49,277)
Disposal due to reduction in service potential		(4,077)	(646)
Translation adjustments		(10,279)	13,416
Ending balance		2,134,770	1,319,127
Cost | Brand Names
Intangible assets and goodwill
Opening balance		13,177	8,993
Additions through acquisitions (note 3)			3,901
Disposals		(71)
Translation adjustments		(78)	283
Ending balance		13,028	13,177
Cost | Customer base
Intangible assets and goodwill
Opening balance		75,970	68,273
Additions through acquisitions (note 3)			6,721
Disposals		(776)
Translation adjustments		(619)	976
Ending balance		74,575	75,970
Cost | Licences
Intangible assets and goodwill
Opening balance		741,626	690,345
Additions		1,023,457	93,346
Additions through acquisitions (note 3)			61
Disposals		(226,020)	(42,186)
Disposal due to reduction in service potential		(4,077)	(646)
Translation adjustments		(127)	706
Ending balance		1,534,859	741,626
Cost | Technology
Intangible assets and goodwill
Opening balance		107,601	83,445
Additions		6,324	8,915
Additions through acquisitions (note 3)		2,718	17,469
Disposals		(3,000)	(5,800)
Translation adjustments		(2,258)	3,572
Ending balance		111,385	107,601
Cost | Internally-developed software
Intangible assets and goodwill
Opening balance		64,939	48,126
Additions		28,301	17,730
Disposals		(5,170)	(1,291)
Translation adjustments		(1,545)	374
Ending balance		86,525	64,939
Cost | Goodwill
Intangible assets and goodwill
Opening balance		315,814	258,993
Additions through acquisitions (note 3)		4,236	49,316
Translation adjustments		(5,652)	7,505
Ending balance		€ 314,398	€ 315,814

[1]	Includes €160.0 million and €140.2 million of sport rights amortization for the years ended December 31, 2023 and 2022, respectively.